UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, Ca 94403-1906
(Address of principal executive offices)    (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 8/31/20

Item 1. Reports to Stockholders.

Annual Report
Franklin Strategic
Series
August 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Templeton SMACS: Series CH
Franklin Templeton SMACS: Series E
Franklin Templeton SMACS: Series H
Franklin Templeton SMACS: Series I

Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual report
1
Contents
Annual Report
Franklin Templeton SMACS: Series CH
..............
2
Franklin Templeton SMACS: Series E
...............
9
Franklin Templeton SMACS: Series H
...............
15
Franklin Templeton SMACS: Series I
................
21
Financial Highlights and Statements of Investments
...
27
Financial Statements
.............................
39
Notes to Financial Statements
.....................
43
Report of Independent Registered
Public Accounting Firm
............................
55
Tax Information
..................................
56
Board Members and Officers
.......................
57
Shareholder Information
..........................
62

franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin Templeton SMACS: Series CH
This annual report for Franklin Templeton SMACS: Series
CH (Fund) covers the fiscal year ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with a high level of
income exempt from federal and California personal income
taxes, with capital appreciation as a secondary goal.
1
Under
normal market conditions, the Fund invests substantially all of its net assets in municipal securities in any rating category, including below-investment grade securities and defaulted
securities, whose interest is free from regular federal income taxes and from California personal income taxes.
1
Performance Overview
The Fund’s share price, as measured by net asset value
(NAV), decreased from $10.26 on August 31, 2019, to
$9.82 on August 31, 2020. The Fund paid dividends totaling
45.8705 cents per share for the reporting period.
2
The
Performance Summary beginning on page 5 shows that at
the end of this reporting period the Fund’s distribution rate was 3.67% based on an annualization of August’s 3.0361
cent per share dividend and the NAV of $9.82 on August 31,
2020. An investor in the 2020 maximum combined effective
federal and California personal income tax bracket of
53.10% (including 3.80% Medicare tax) would need to earn a
distribution rate of 7.82% from a taxable investment to match the Fund’s tax-free distribution rate.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares.
Municipal Bond Market Overview
In the last quarter of 2019 and into 2020, global gross
domestic product showed signs of continued expansion,
albeit at a slower pace than the previous year. Several
issues that were causing increased uncertainty in markets
and diminished business sentiment showed signs of
resolution during the latter months of 2019, including
reduced trade tensions between the U.S. and China and
a resolution to Brexit. In fixed income markets, all sectors, including U.S. Treasuries (USTs), investment-grade
corporates and municipal bonds, had strong 12-month
performance through the end of February 2020.
Beginning in March, the global spread of the novel
coronavirus (COVID-19) and the drastic measures individual
countries implemented to limit infections shocked both
equity and fixed income markets. Investors sought perceived
safe havens, driving U.S. Treasury (UST) yields lower and
causing a surge in volatility. In the municipal bond market, sellers significantly outnumbered buyers, resulting in market dislocations. March 2020 saw outflows of $42 billion from
municipal bond funds, reversing half of the inflows seen
throughout 2019. Ratios of municipal bond yields versus
duration-matched USTs cheapened across all maturity
buckets, surpassing levels reached during the global
financial crisis. Municipal bond issues closely related to
the impact of the virus, including states like New York and
New Jersey and sectors like transportation, retreated more
than other parts of the market. In March, the U.S. Federal
Reserve announced it would begin purchasing municipal
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
A 6.83%
BBB 9.77%
Below Investment Grade 19.24%
Not Rated 64.16%
*
Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
28
.

Franklin Templeton SMACS: Series CH

franklintempleton.com
Annual Report
bonds as needed to support market stability; however, there
were still significant dislocations within the secondary bond market at month-end, and new issuance had all but stopped.
Moving into April and continuing through August, municipal
bond market technical conditions improved as funds flowed
into the market and were met with negative net supply
of tax-exempt bonds. Ratios of municipal bonds versus
USTs tightened but remained significantly wider than at the
beginning of 2020. Throughout the sector, municipal issuers
projected large deficits reaching into 2021 as revenues
from tax receipts and usage fees fall while costs of services increase.
The Investment Company Institute (ICI) reported net inflows
of approximately $11 billion into municipal bond mutual
funds in August 2020. Since March, over half of the record
outflows in March, $42 billion, had returned to the sector.
For the 12-month period, municipal bond mutual funds had
approximately $42 billion of net inflows, according to the ICI.
For the 12-month period, investment-grade municipal
bonds, as measured by the Bloomberg Barclays Municipal
Bond Index, posted a +3.24% total return, while USTs,
as measured by the Bloomberg Barclays U.S. Treasury
Index, posted a +6.98% total return, and investment-grade
corporate bonds, as measured by the Bloomberg Barclays
U.S. Corporate Bond Index, posted a +7.50% total return.
3
All three of these fixed income sectors underperformed U.S.
stocks, as measured by the Standard & Poor’s
®
500 Index,
which posted a +21.94% total return for the period.
3
State Update
California’s large, diverse economy expanded the first half of the 12-month period. In March 2020, the state implemented
stay-at-home measures to control the spread of COVID-19,
which caused a recession. California’s unemployment rate
of 3.9% in August 2019 decreased during the period before
jumping to a record high of 16.4% in April and May 2020.
4
At
period-end, the state’s unemployment rate was 11.4%, which
was higher than the 8.4% national rate.
4
The state enacted a
balanced fiscal-year 2021 budget by using various solutions, such as borrowing from various internal funds, spending cuts and relying on cash reserves. California’s net tax-supported debt was $2,147 per capita and 3.2% of personal income,
compared with the $1,071 and 2.0% national medians,
respectively.
5
Independent credit rating agency Standard &
Poor’s (S&P) affirmed California’s general obligation bonds
rating of AA- with a stable outlook.
6
The rating reflected
S&P’s view of the state’s strong economy, substantial
reserves and strong overall liquidity as it entered into the recession, as well as moderately high, but stable, debt
ratios. However, S&P noted challenges, including projected
multiyear tax revenue decline due to the recession, high
housing cost, difficult-to-forecast revenues and minimal
prefunding of retiree health care benefits.
Investment Strategy
We select securities we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and typically use a buy-and-hold strategy. This
means we generally hold securities in the Fund’s portfolio
for income purposes, rather than trading securities for
capital gains, although we may sell a security at any time if we believe doing so could help the Fund meet its goal. We
may consider existing market conditions, the availability of lower-rated securities, and whether the difference in yields between higher- and lower-rated securities justifies the
higher risk of lower-rated securities. Thus, there may be
times when the Fund has a majority of its investments in
securities that are considered investment grade.
Manager’s Discussion
Consistent with our high-yield investment strategy, we
sought to invest in bonds that have an average weighted
maturity of 15 to 30 years with good call features. Based on the combination of our value-oriented philosophy of investing
Portfolio Composition
8/31/20
% of Total
Investments
*
Tax-Supported 49.36%
Housing 22.94%
Transportation 8.94%
Other Revenue 6.52%
Hospital & Health Care 6.27%
Higher Education 5.97%
*
Does not include cash and cash equivalents.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
4. Source: Bureau of Labor Statistics.
5. Source: Moody’s Investors Service,
State government – US: Medians – State debt declined in 2019, but likely to grow in coming years,
5/12/20.
6. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Franklin Templeton SMACS: Series CH

franklintempleton.com
Annual Report
primarily for income and a positively sloping municipal yield curve, in which interest rates for longer-term bonds are
higher than those for shorter-term bonds, we favored the use of longer-term bonds. The Fund does not use leverage or
credit derivatives to boost short-term returns. We believe our conservative, buy-and-hold investment strategy can help us
achieve high, current, tax-free income for shareholders.
Thank you for your participation in Franklin Templeton
SMACS: Series CH. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2020
Franklin Templeton SMACS: Series CH

franklintempleton.com
Annual Report
The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year +0.25% +0.25%
Since Inception (6/3/19) +3.32% +2.66%
30-Day Standardized Yield
6
Taxable Equivalent
30-Day Standardized Yield
5
Distribution
Rate
4
Taxable Equivalent
Distribution Rate
5
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
3.67% 7.82% 3.56% 0.25% 7.59% 0.53%
See page 7 for Performance Summary footnotes.

Franklin Templeton SMACS: Series CH
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
6/3/19-8/31/20

Franklin Templeton SMACS: Series CH
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Investments in lower-rated bonds include higher risk of default and loss of principal.
Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and trans-
portation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction (including acquired fund fees and expenses) contractually guaranteed through 12/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the Fund’s August dividend and the NAV per share on 8/31/20.
5. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and California state personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
8. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/19–8/31/20)
Net Investment
Income
Short-Term
Capital Gain Total
$0.332805 $0.125900 $0.458705
Total Annual Operating Expenses
8
With Fee
Waiver
Without Fee
Waiver
0.00% 3.74%

Your Fund’s Expenses
Franklin Templeton SMACS: Series CH

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $952.00 $0.00 $1,025.14 $0.00 0.00%

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series E
This annual report for Franklin Templeton SMACS: Series E
(Fund) covers the fiscal year ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income, while maintaining
prospects for capital appreciation by investing, under normal market conditions, predominantly in equity securities from
any capitalization range, primarily large-cap securities.
Performance Overview
The Fund posted a +1.77% cumulative total return for the 12
months ended August 31, 2020. In comparison, the Fund’s
benchmark, the MSCI USA High Dividend Yield Index,
which measures performance of U.S. stocks (excluding real
estate investment trusts) with higher dividend income and
quality characteristics than average dividend yields, posted a +3.36% total return for the same period.
1
You can find
more of the Fund’s performance data in the Performance
Summary beginning on page 11 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares.
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index, posted strong gains during the 12-month period.
Equities advanced at the end of 2019, aided by steady
economic growth, easing trade tensions and the U.S.
Federal Reserve’s (Fed’s) supportive monetary policy.
However, a sharp selloff began in late February 2020 amid
investor fears of a global economic slowdown due to the
novel coronavirus (COVID-19) pandemic, which drove many
investors to sell equity holdings in favor of investments
perceived as safe, such as government bonds and cash.
Government-issued restrictions for mitigating the pandemic
severely curtailed economic activity beginning in March
2020. As a result, the unemployment rate surged to 14.7%
in April as many businesses announced mass layoffs.
2
The longest U.S. economic expansion in history ended in
February, according to the National Bureau of Economic
Research, and the country slipped into a deep recession
with second-quarter 2020 gross domestic product declining
at a record pace.
The Fed supported the U.S. economy both before and during
the pandemic, lowering the federal funds target rate twice
in late 2019 to a range of 1.50%–1.75% and implementing
two emergency rate cuts in March 2020, decreasing the rate
to a range of 0.00%–0.25%. Additionally, the Fed enacted
sweeping quantitative easing measures aimed at ensuring
credit flows to borrowers and supporting credit markets
with unlimited amounts of bond purchasing. At the end of
the period, the Fed announced a shift in inflation policy that could mean interest rates will potentially remain low, even
amid low unemployment and rising inflation.
Portfolio Composition
8/31/20
% of Total
Net Assets
Pharmaceuticals 13.1%
Semiconductors & Semiconductor Equipment 10.2%
Multiline Retail 9.2%
Electric Utilities 8.1%
Oil, Gas & Consumable Fuels 5.4%
Health Care Providers & Services 5.3%
Beverages 4.9%
Specialty Retail 4.4%
Multi-Utilities 3.9%
Banks 3.6%
Capital Markets 3.1%
Interactive Media & Services 3.0%
Metals & Mining 2.9%
IT Services 2.7%
Aerospace & Defense 2.3%
Communications Equipment 2.2%
Insurance 2.0%
Automobiles 2.0%
Diversified Telecommunication Services 2.0%
Tobacco 1.7%
Internet & Direct Marketing Retail 1.5%
Media 1.5%
Other 0.9%
Short-Term Investments & Other Net Assets 4.1%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
30
.

Franklin Templeton SMACS: Series E

franklintempleton.com
Annual Report
Benefiting from the Fed’s measures, equities began to
rebound at the end of March 2020. As states gradually
reopened, economic activity resumed, leading to declining
jobless claims, a decreasing unemployment rate, and
record-high increases in job additions and existing home
sales. Optimism about potential COVID-19 vaccines and
rising retail sales further supported equities. Despite surging summer infection rates, markets reversed earlier losses and
reached new highs, reflecting resilient consumer spending
in July and investor optimism about an economic rebound.
However, the market’s gains were concentrated in only a
few sectors, including consumer staples, health care and
information technology (IT).
Investment Strategy
We employ a bottom-up, value-oriented, long-term approach,
focusing on the market price of a company’s securities
relative to our evaluation of the company’s long-term
earnings, asset value and cash flow potential. We also
consider a company’s price/earnings ratio, profit margins and liquidation value. We regularly use a variety of equity-related derivatives and complex equity securities, which may include purchasing or selling call and put options on equity securities and equity security indexes, futures on equity securities and equity indexes, options on equity index futures and equity-
linked notes, for various purposes including enhancing Fund
returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or
hedging risks relating to changes in certain equity markets.
The use of such derivative transactions may allow the Fund
to obtain net long (that is, the Fund would benefit if the price of the investment increases) or net short exposures (that
is, the Fund would benefit if the price of the investment
decreases) to selected markets or countries.
Manager’s Discussion
During the 12 months under review, notable sector
contributors to the Fund’s performance relative to the MSCI
USA High Dividend Yield Index included communication
services, consumer discretionary, IT and materials. In
contrast, key sector detractors from relative performance
included energy, health care, financials and consumer
staples.
Top individual contributors to absolute performance
include general merchandise store operator Target, home
improvement retailer The Home Depot, semiconductor firm
Intel (not held at period-end) and Australian mining company
Rio Tinto. In contrast, key absolute detractors included
oil and natural gas explorer and producer Occidental
Petroleum, energy equipment and services company
Schlumberger, energy infrastructure firm The Williams Cos.
and U.K.-listed oil and natural gas producer Royal Dutch
Shell, which were no longer held at period-end.
The Fund had limited usage of derivatives during the period, and they did not have a meaningful effect on performance.
The Fund is not intended to be owned as a stand-alone
investment vehicle, but as part of the Franklin Income
separately managed account product.
Thank you for your participation in Franklin Templeton
SMACS: Series E. We look forward to serving your future
investment needs.
Edward Perks, CFA
Brendan Circle, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top Five Equity Holdings
8/31/20
Company
Industry , Country
% of Total
Net Assets
a a
CVS Health Corp. 5.3%
Health Care Providers & Services , United States
Target Corp. 5.1%
Multiline Retail , United States
Bristol-Myers Squibb Co. 5.0%
Pharmaceuticals , United States
Texas Instruments, Inc. 5.0%
Semiconductors & Semiconductor Equipment ,
United States
PepsiCo, Inc. 4.9%
Beverages , United States
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of August 31, 2020
Franklin Templeton SMACS: Series E

franklintempleton.com
Annual Report
The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year +1.77% +1.77%
Since Inception (6/3/19) +9.21% +7.34%
30-Day Standardized Yield
5
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
2.98% 2.60% -1.20%
See page 13 for Performance Summary footnotes.

Franklin Templeton SMACS: Series E
Performance Summary

franklintempleton.com
Annual Report
See page 13 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
6/3/19-8/31/20

Franklin Templeton SMACS: Series E
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s distributions to shareholders may decline when prevailing interest rates fall or when dividend income from investments in stocks decline. Foreign investing involves additional risks such as currency and market volatility, as well as political and social instability. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The
Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Unexpected events and their after-
maths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and
other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction (including acquired fund fees and expenses) contractually guaranteed through 12/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the Fund’s August dividend and the NAV per share on 8/31/20.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Source: Morningstar. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large- and mid-capitalization stocks. The index is designed to reflect the performance of equities in the parent index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent.
7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/19–8/31/20)
Net Investment
Income
Short-Term
Capital Gain Total
$0.490100 $0.223500 $0.713600
Total Annual Operating Expenses
7
With Fee
Waiver
Without Fee
Waiver
0.00% 4.82%

Your Fund’s Expenses
Franklin Templeton SMACS: Series E

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,063.70 $0.00 $1,025.14 $0.00 0.00%

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series H
This annual report for Franklin Templeton SMACS: Series H
(Fund) covers the fiscal year ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with a high level of
income exempt from federal income taxes.
1
Its secondary
goal is capital appreciation to the extent possible and
consistent with the Fund’s principal investment goal. Under
normal market conditions, the Fund invests substantially all of its net assets in securities in any rating category, including below-investment grade securities and defaulted securities,
whose interest is free from federal income taxes, including
the federal alternative minimum tax.
1
Although the Fund
attempts to invest all of its assets in tax-free securities, it is possible that a portion of the Fund’s net assets may be
invested in securities that pay interest that may be subject to the federal alternative minimum tax and, although not
anticipated, in securities that pay interest subject to other federal or state income taxes.
1
Performance Overview
The Fund’s share price, as measured by net asset value
(NAV), decreased from $10.09 on August 31, 2019, to
$9.75 on August 31, 2020. The Fund paid dividends totaling
30.2551 cents per share for the reporting period.
2
The
Performance Summary beginning on page 17 shows that at
the end of this reporting period the Fund’s distribution rate was 3.38% based on an annualization of August’s 2.7295
cent per share dividend and the NAV of $9.75 on August 31,
2020. An investor in the 2020 maximum federal income tax
bracket of 40.80% (including 3.80% Medicare tax) would
need to earn a distribution rate of 5.72% from a taxable
investment to match the Fund’s tax-free distribution rate.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares.
Municipal Bond Market Overview
In the last quarter of 2019 and into 2020, global gross
domestic product showed signs of continued expansion,
albeit at a slower pace than the previous year. Several
issues that were causing increased uncertainty in markets
and diminished business sentiment showed signs of
resolution during the latter months of 2019, including
reduced trade tensions between the U.S. and China and
a resolution to Brexit. In fixed income markets, all sectors, including U.S. Treasuries (USTs), investment-grade
corporates and municipal bonds, had strong 12-month
performance through the end of February 2020.
Beginning in March, the global spread of the novel
coronavirus (COVID-19) and the drastic measures individual
countries implemented to limit infections shocked both
equity and fixed income markets. Investors sought perceived
safe havens, driving U.S. Treasury (UST) yields lower and
causing a surge in volatility. In the municipal bond market, sellers significantly outnumbered buyers, resulting in market dislocations. March 2020 saw outflows of $42 billion from
municipal bond funds, reversing half of the inflows seen
throughout 2019. Ratios of municipal bond yields versus
duration-matched USTs cheapened across all maturity
buckets, surpassing levels reached during the global
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
BBB 27.36%
Below Investment Grade 18.65%
Not Rated** 53.99%
*
Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating
Organizations (NRSROs), such as Standard & Poor’s, Moody’s and
Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest).
The Below Investment Grade category consists of bonds rated
below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
**Includes exchange-traded funds.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
34
.

Franklin Templeton SMACS: Series H

franklintempleton.com
Annual Report
financial crisis. Municipal bond issues closely related to
the impact of the virus, including states like New York and
New Jersey and sectors like transportation, retreated more
than other parts of the market. In March, the U.S. Federal
Reserve announced it would begin purchasing municipal
bonds as needed to support market stability; however, there
were still significant dislocations within the secondary bond market at month-end, and new issuance had all but stopped.
Moving into April and continuing through August, municipal
bond market technical conditions improved as funds flowed
into the market and were met with negative net supply
of tax-exempt bonds. Ratios of municipal bonds versus
USTs tightened but remained significantly wider than at the
beginning of 2020. Throughout the sector, municipal issuers
projected large deficits reaching into 2021 as revenues
from tax receipts and usage fees fall while costs of services increase.
The Investment Company Institute (ICI) reported net inflows
of approximately $11 billion into municipal bond mutual
funds in August 2020. Since March, over half of the record
outflows in March, $42 billion, had returned to the sector.
For the 12-month period, municipal bond mutual funds had
approximately $42 billion of net inflows, according to the ICI.
For the 12-month period, investment-grade municipal
bonds, as measured by the Bloomberg Barclays Municipal
Bond Index, posted a +3.24% total return, while USTs,
as measured by the Bloomberg Barclays U.S. Treasury
Index, posted a +6.98% total return, and investment-grade
corporate bonds, as measured by the Bloomberg Barclays
U.S. Corporate Bond Index, posted a +7.50% total return.
3
All three of these fixed income sectors underperformed U.S.
stocks, as measured by the Standard & Poor’s
®
500 Index,
which posted a +21.94% total return for the period.
3
Investment Strategy
We select securities we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and typically use a buy-and-hold strategy.
This means we generally hold securities in the Fund’s
portfolio for income purposes, rather than trading securities for capital gains, although we may sell a security at any
time if we believe it could help the Fund meet its goal. We
also consider existing market conditions, the availability of lower-rated securities, and whether the difference in yields between higher- and lower-rated securities justifies the
higher risk of lower-rated securities. Thus, there may be
times when the Fund has a majority of its investments in
securities that are considered investment grade.
Manager’s Discussion
We manage the Fund around our core principles of credit
selection, value identification and risk management,
consistent with the primary goal of providing shareholders
with a high level of tax-exempt income by taking advantage
of credit-driven opportunities in all rating categories. We
rely on a deep and experienced investment team, featuring
a group of 15 research analysts that covers every sector
of the municipal bond market. The breadth and depth of
our research team allow us to evaluate any investment
opportunity. The Fund does not use leverage or credit
derivatives to boost short-term returns, and we are careful
to not overexpose the portfolio to any one credit or sector.
We believe our conservative, buy-and-hold investment
strategy can help us achieve high, current, tax-free income
for shareholders.
Thank you for participation in Franklin Templeton SMACS:
Series H. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/20
% of Total
Investments
*
Other Revenue 45.68%
Hospital & Health Care 30.49%
Tax-Supported 23.83%
*
Does not include cash and cash equivalents.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of August 31, 2020
Franklin Templeton SMACS: Series H

franklintempleton.com
Annual Report
The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year -0.28% -0.28%
Since Inception (6/3/19) +1.02% +0.82%
30-Day Standardized Yield
6
Taxable Equivalent
30-Day Standardized Yield
5
Distribution
Rate
4
Taxable Equivalent
Distribution Rate
5
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
3.38% 5.72% 3.25% -1.78% 5.49% -3.01%
See page 19 for Performance Summary footnotes.

Franklin Templeton SMACS: Series H
Performance Summary

franklintempleton.com
Annual Report
See page for 19 Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
6/3/19-8/31/20

Franklin Templeton SMACS: Series H
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investments in lower-rated bonds include higher risk of default and loss of principal. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation.
A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction (including acquired fund fees and expenses) contractually guaranteed through 12/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the Fund’s August dividend and the NAV per share on 8/31/20.
5. Taxable equivalent distribution rate and yield assume the 2020 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
8. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/19–8/31/20)
Net Investment
Income
$0.302551
Total Annual Operating Expenses
8
With Fee
Waiver
Without Fee
Waiver
0.00% 3.90%

Your Fund’s Expenses
Franklin Templeton SMACS: Series H

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $958.30 $0.00 $1,025.14 $0.00 0.00%

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series I
This annual report for Franklin Templeton SMACS: Series I
(Fund) covers the fiscal year ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income, while maintaining
prospects for capital appreciation by investing, under normal market conditions, predominantly in debt securities.
Performance Overview
The Fund posted a -4.51% cumulative total return for the 12
months ended August 31, 2020. In comparison, the Fund’s
primary benchmark, the Bloomberg Barclays U.S. High Yield
Very Liquid Index, which is designed to track a more liquid
component of the U.S. dollar-denominated, high yield, fixed-
rate corporate bond market, posted a +4.13% total return,
1
while its secondary benchmark, the Blended 50% Bloomberg
Barclays U.S. High Yield Very Liquid Index and 50%
Bloomberg Barclays U.S. Corporate Index, posted a +5.88%
total return for the same period.
2
You can find more of the
Fund’s performance data in the Performance Summary
beginning on page 23 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares.
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index, advanced during
the 12-month period. Before the acceleration of the novel
coronavirus (COVID-19) outbreak in February 2020, prices
for most U.S. bonds rose, and their yields declined, driven by low inflation, interest-rate cuts and strong demand for yield.
In late February, the U.S. bond market began to anticipate
the adverse economic impact of shutdowns and social
distancing measures. Higher-quality, longer-term bonds
rallied, while riskier, lower-rated corporate bonds declined sharply, reflecting a reversal in many investors’ appetite for risk. Aggressive U.S. Federal Reserve (Fed) action along
with phased business re-openings led to a recovery in the
corporate bond market beginning at the end of March.
However, yields on most bonds rose in August, fueled by a
change in long-standing inflation policy at the Fed.
After reducing the federal funds target rate in late 2019 to a range of 1.50%–1.75%, the Fed enacted two emergency
rate cuts in response to the COVID-19 pandemic in March
2020, further lowering the federal funds target rate to a
range of 0.00%–0.25%. In addition, the Fed announced
unlimited, open-ended purchasing of government-backed
and corporate bonds to help keep markets functioning. In
August 2020, the Fed announced that future interest rates
would remain low, even if inflation persistently exceeded the
Fed’s 2% target. The announcement was a major change
in inflation policy that affirmed the Fed’s commitment to
providing economic stimulus until the economy establishes a
strong growth trend.
U.S. Treasury bonds, as measured by the Bloomberg
Barclays U.S. Treasury Index, rose during the reporting
period. Bond purchasing by the Fed and robust demand
Portfolio Composition
8/31/20
% of Total
Net Assets
Health Care Providers & Services 23.9%
Pharmaceuticals 8.6%
Diversified Financial Services 7.9%
Automobiles 6.7%
Hotels, Restaurants & Leisure 6.5%
Media 6.5%
Metals & Mining 4.6%
Oil, Gas & Consumable Fuels 4.3%
Energy Equipment & Services 4.1%
Trading Companies & Distributors 3.8%
Food Products 3.4%
Household Durables 3.1%
Containers & Packaging 3.1%
Entertainment 2.5%
Equity Real Estate Investment Trusts (REITs) 1.6%
Wireless Telecommunication Services 1.6%
Communications Equipment 1.5%
Short-Term Investments & Other Net Assets 6.3%
1. Source: Morningstar.
2. FactSet. The Blended 50% Bloomberg Barclays U.S. High Yield Very Liquid Index and 50% Bloomberg Barclays U.S. Corporate Index was calculated internally and rebalanced monthly.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
37
.

Franklin Templeton SMACS: Series I

franklintempleton.com
Annual Report
for investments perceived as safe drove the U.S. Treasury
market higher despite the widening U.S. federal budget
deficit and a massive increase in issuance.
U.S. corporate bond performance varied based on credit
rating, as investors became concerned about the potential
credit downgrades of many companies. Investment-grade
corporate bonds, as represented by the Bloomberg Barclays
U.S. Corporate Bond Index, posted higher returns than high-
yield corporate bonds, as represented by the Bloomberg
Barclays U.S. Corporate High Yield Bond Index.
Investment Strategy
We employ a bottom-up, value-oriented, long-term
approach, focusing on the market price of a company’s
securities relative to our evaluation of the company’s long-
term earnings, asset value and cash flow potential. We
generally perform independent analysis of the securities
being considered for the Fund’s portfolio, rather than
relying principally on the ratings assigned by the ratings
organizations. We also consider a company’s price/earnings
ratio, profit margins and liquidation value. With respect to securities in the utilities sector, we also consider the effects of the regulatory environment on utilities companies.
The Fund may, from time to time, use interest-rate
derivatives for various purposes including enhancing Fund
returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/
or hedging risks relating to changes in interest rates. The
Fund also may, from time to time, use currency derivatives
to hedge (protect) against currency risks, and credit-related derivatives to hedge (protect) against credit risks.
Manager’s Discussion
During the 12 months under review, notable sector
contributors to the Fund’s performance relative to the
Bloomberg Barclays U.S. High Yield Very Liquid Index
included health care, industrials and materials. In contrast, key sector detractors from relative performance included
energy, consumer discretionary and communication
services.
Top individual contributors to the Fund’s absolute
performance included health care services provider Tenet
Healthcare, hospital manager and operator Community
Health Systems, pharmaceuticals company Par
Pharmaceutical and automobile manufacturer Ford Motor.
In contrast, key detractors included in oil and natural gas
exploration and production company Chesapeake Energy,
fitness club operator 24 Hour Holdings, theater operator
AMC Entertainment Holdings and specialty pharmaceuticals
company Mallinckrodt, which were no longer held at period-
end.
The Fund did not use derivatives during the period.
The Fund is not intended to be owned as a stand-alone
investment vehicle, but as part of the Franklin Income
separately managed account product.
Thank you for your participation in Franklin Templeton
SMACS: Series I. We look forward to serving your future
investment needs.
Edward Perks, CFA
Brendan Circle, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top Five Fixed Income Holdings
8/31/20
Company
Industry
% of Total
Net Assets
a a
CHS/Community Health Systems Inc 15.0%
Health Care Providers & Services
Tenet Healthcare Corp 8.9%
Health Care Providers & Services
Government National Mortgage Association 7.9%
Diversified Financial Services
Bausch Health Cos Inc 5.3%
Pharmaceuticals
Calumet Specialty Products Partners LP /
Calumet Finance Corp 4.3%
Oil, Gas & Consumable Fuels

Performance Summary as of August 31, 2020
Franklin Templeton SMACS: Series I

franklintempleton.com
Annual Report
The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year -4.51% -4.51%
Since Inception (6/3/19) -2.37% -1.91%
30-Day Standardized Yield
5
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
7.08% 5.98% 1.70%
See page 25 for Performance Summary footnotes.

Franklin Templeton SMACS: Series I
Performance Summary

franklintempleton.com
Annual Report
See page for 25 Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
6/3/19-8/31/20

Franklin Templeton SMACS: Series I
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. The Fund’s share price and yield will be affected by interest-rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s portfolio includes a substantial portion of higher-yielding, lower-rated debt securities because of the relatively higher yields they offer. These securities carry a greater degree of credit risk relative to investment-grade securities. The Fund’s distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains)
on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the econo-
mies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction (including acquired fund fees and expenses) contractually guaranteed through 12/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the Fund’s August dividend and the NAV per share on 8/31/20.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Source: Morningstar. The Bloomberg Barclays U.S. High Yield Very Liquid Index is a component of the U.S. Corporate High Yield Index that is designed to track a more liquid component of the U.S. dollar-denominated, high yield, fixed-rate corporate bond market.
7. Source: FactSet. The Blended 50% Bloomberg Barclays U.S. High Yield Very Liquid Index and 50% Bloomberg Barclays U.S. Corporate Index was calculated internally and rebalanced monthly. The Bloomberg Barclays U.S. Corporate Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes U.S. dollar-de-
nominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers.
8. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/19–8/31/20)
Net Investment
Income
$0.707200
Total Annual Operating Expenses
8
With Fee
Waiver
Without Fee
Waiver
0.00% 6.02%

Your Fund’s Expenses
Franklin Templeton SMACS: Series I

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $975.90 $0.00 $1,025.14 $0.00 0.00%

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series CH
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a
Year Ended
August 31,
2020
Year Ended
August 31,
2019
a
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $10.26 $10.00
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.33 0.05
Net realized and unrealized gains (losses) ................................................ (0.31) 0.26
Total from investment operations ......................................................... 0.02 0.31
Less distributions from:
Net investment income ............................................................... (0.33) (0.05)
Net realized gains .................................................................. (0.13) —
Total distributions .................................................................... (0.46) (0.05)
Net asset value, end of year ............................................................ $9.82 $10.26
Total return
d
........................................................................ 0.25% 3.06%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 4.23% 3.74%
Expenses net of waiver and payments by affiliates ............................................ —
f
—
Net investment income ................................................................ 3.38% 1.87%
Supplemental data
Net assets, end of year (000’s) .......................................................... $2,986 $4,028
Portfolio turnover rate ................................................................. 51.23% 18.11%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments, August 31, 2020
Franklin Templeton SMACS: Series CH
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.2%
California 99.2%
a
California Community Housing Agency , Revenue , 144A, 2019 A , 5% , 4/01/49 ......
$ 200,000 $ 224,586
California Municipal Finance Authority ,
Claremont Graduate University, Revenue, 2020 B, Refunding, 5%, 10/01/49 ...... 125,000 135,067
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 130,000 141,781
California Statewide Communities Development Authority ,
Special Assessment, 2019 C, 5%, 9/02/49 ............................... 125,000 140,181
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 100,000 102,150
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 100,000 114,084
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2018 A,
5.5%, 12/01/58 .................................................. 250,000 275,275
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 100,000 98,459
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 200,000 195,894
City of Dublin , Community Facilities District No. 2015-1 , Special Tax , 2019 , 5% , 9/01/49
130,000 145,895
City of Rancho Cordova , Grantline 208 Community Facilities District No. 2018-1 ,
Special Tax , 2019 , 5% , 9/01/49 ....................................... 125,000 138,247
City of Roseville ,
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 125,000 138,681
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 130,000 144,606
City of Santa Paula , Harvest Community Facilities District No. 1 , Special Tax , 2020 ,
4% , 9/01/50 ...................................................... 125,000 128,422
City of Tracy , Community Facilities District No. 2016-01 , Special Tax , 2018 , 5% ,
9/01/48 ......................................................... 135,000 148,800
City of Upland , Community Facilities District No. 2015-1 , Special Tax , 2019 A , 4% ,
9/01/49 ......................................................... 185,000 197,225
Folsom Ranch Financing Authority , City of Folsom Community Facilities District No. 19 ,
Special Tax , 2019 , 5% , 9/01/49 ....................................... 125,000 141,611
Foothill-Eastern Transportation Corridor Agency , Revenue , 2013 B-2 , Refunding , 3.5% ,
1/15/53 ......................................................... 190,000 202,160
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... 125,000 147,598
2,960,722
Total Municipal Bonds (Cost $2,951,620) .......................................
2,960,722
a a a a
a
Total Investments (Cost $2,951,620) 99.2% .....................................
$2,960,722
Other Assets, less Liabilities 0.8% .............................................
24,791
Net Assets 100.0% ...........................................................
$2,985,513
See Abbreviations on page 54 .
a
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At August 31, 2020, the aggregate value of these securities was $794,214, representing 26.6% of net assets.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series E
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a
Year Ended
August 31,
2020
Year Ended
August 31,
2019
a
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $10.69 $10.00
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.36 0.10
Net realized and unrealized gains (losses) ................................................ (0.19) 0.63
Total from investment operations ......................................................... 0.17 0.73
Less distributions from:
Net investment income ............................................................... (0.49) (0.04)
Net realized gains .................................................................. (0.22) —
Total distributions .................................................................... (0.71) (0.04)
Net asset value, end of year ............................................................ $10.15 $10.69
Total return
d
........................................................................ 1.77% 7.31%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 2.85% 4.76%
Expenses net of waiver and payments by affiliates ............................................ —
f
—
Net investment income ................................................................ 3.48% 4.11%
Supplemental data
Net assets, end of year (000’s) .......................................................... $3,847 $3,959
Portfolio turnover rate ................................................................. 58.50% 16.33%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses. If any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments, August 31, 2020
Franklin Templeton SMACS: Series E
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a
Country Shares
a
Value
a
Common Stocks 75.8%
Aerospace & Defense 2.3%
General Dynamics Corp. ................................ United States 600 $ 89,610
Beverages 4.9%
PepsiCo, Inc. ........................................ United States 1,350 189,081
Capital Markets 2.0%
Morgan Stanley ....................................... United States 1,500 78,390
Communications Equipment 2.2%
Cisco Systems, Inc. ................................... United States 2,000 84,440
Diversified Telecommunication Services 2.0%
BCE, Inc. ........................................... Canada 1,750 75,234
Electric Utilities 6.2%
Duke Energy Corp. .................................... United States 1,650 132,561
Southern Co. (The) .................................... United States 2,000 104,360
236,921
Equity Real Estate Investment Trusts (REITs) 0.9%
Host Hotels & Resorts, Inc. .............................. United States 3,000 33,690
Health Care Providers & Services 5.3%
CVS Health Corp. ..................................... United States 3,265 202,822
Insurance 2.0%
MetLife, Inc. ......................................... United States 2,000 76,920
Interactive Media & Services 3.0%
a
Alphabet, Inc., A ...................................... United States 70 114,067
a
Media 1.5%
Comcast Corp., A ..................................... United States 1,300 58,253
Metals & Mining 2.9%
Rio Tinto plc, ADR ..................................... Australia 1,800 110,214
Multiline Retail 5.1%
Target Corp. ......................................... United States 1,300 196,573
Multi-Utilities 3.9%
Dominion Energy, Inc. .................................. United States 1,400 109,816
DTE Energy Co. ...................................... United States 350 41,534
151,350
Oil, Gas & Consumable Fuels 5.4%
Chevron Corp. ....................................... United States 2,000 167,860
TOTAL SE, ADR ...................................... France 1,000 39,570
207,430
Pharmaceuticals 13.1%
AstraZeneca plc, ADR .................................. United Kingdom 3,300 184,800
Bristol-Myers Squibb Co. ................................ United States 3,100 192,820
Merck & Co., Inc. ..................................... United States 1,500 127,905
505,525
Semiconductors & Semiconductor Equipment 7.0%
Analog Devices, Inc. ................................... United States 650 75,972
Texas Instruments, Inc. ................................. United States 1,365 194,035
270,007
Specialty Retail 4.4%
Home Depot, Inc. (The) ................................. United States 600 171,024

Franklin Strategic Series
Statement of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a
Country Shares
a
Value
a
Common Stocks
(continued)
Tobacco 1.7%
Philip Morris International, Inc. ........................... United States 800 $ 63,832
Total Common Stocks (Cost $2,688,577) .......................................
2,915,383
b
Equity-Linked Securities 10.3%
Automobiles 2.0%
c
Wells Fargo Bank NA into General Motors Co., Senior Unsecured
Note, 144A, 8.5% ................................... United States 2,500 75,548
Internet & Direct Marketing Retail 1.5%
c
Citigroup Global Markets Holdings, Inc. into Amazon.com, Inc.,
Senior Unsecured Note, 144A, 8% ...................... United States 30 58,637
IT Services 2.7%
c
Credit Suisse AG into International Business Machines Corp., Senior
Unsecured Note, 144A, 7.5% .......................... United States 810 101,830
Multiline Retail 4.1%
c
JPMorgan Chase Bank NA into Target Corp., Senior Unsecured
Note, 144A, 9% ..................................... United States 1,300 159,304
Total Equity-Linked Securities (Cost $415,306) ..................................
395,319
Convertible Preferred Stocks 5.1%
Electric Utilities 1.9%
a
American Electric Power Co., Inc., 6.125% .................. United States 1,500 72,735
a
Semiconductors & Semiconductor Equipment 3.2%
Broadcom, Inc., 8%, A .................................. United States 100 123,020
Total Convertible Preferred Stocks (Cost $173,474) ..............................
195,755
Preferred Stocks 3.6%
Banks 3.6%
Citigroup, Inc., 6.875%, K ............................... United States 5,000 141,400
Total Preferred Stocks (Cost $137,118) .........................................
141,400
a
Units
a a a a a
d
Index-Linked Notes 1.1%
Capital Markets 1.1%
e
Credit Suisse AG, Senior Note, 11.06%, 2/08/21 .............. United States 13 40,020
Total Index-Linked Notes (Cost $39,189) .......................................
40,020
Total Long Term Investments (Cost $3,453,664) .................................
3,687,877
a

Franklin Strategic Series
Statement of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
Short Term Investments 4.3%
a a
Country Shares
a
Value
a
Money Market Funds 4.3%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 165,509 $ 165,509
Total Money Market Funds (Cost $165,509) .....................................
165,509
Total Short Term Investments (Cost $165,509 ) ..................................
165,509
a
Total Investments (Cost $3,619,173) 100.2% ....................................
$3,853,386
Other Assets, less Liabilities (0.2)% ...........................................
(6,183)
Net Assets 100.0% ...........................................................
$3,847,203
See Abbreviations on page 54 .
a
Non-income producing.
b
See Note 1(d) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At August 31, 2020, the aggregate value of these securities was $395,319, representing 10.3% of net assets.
d
See Note 1(c) regarding index-linked notes.
e
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
f
See Note 3(d) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series H
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a
Year Ended
August 31,
2020
Year Ended
August 31,
2019
a
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $10.09 $10.00
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.30 0.04
Net realized and unrealized gains (losses) ................................................ (0.34) 0.09
Total from investment operations ......................................................... (0.04) 0.13
Less distributions from:
Net investment income ............................................................... (0.30) (0.04)
Net asset value, end of year ............................................................ $9.75 $10.09
Total return
d
........................................................................ (0.28)%
e
1.31%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................... 3.91% 3.85%
Expenses net of waiver and payments by affiliates ............................................ —
g
—
Net investment income ................................................................ 3.10% 1.69%
Supplemental data
Net assets, end of year (000’s) .......................................................... $2,941 $3,042
Portfolio turnover rate ................................................................. 4.93% —
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Total return excluding payments by Advisers for acquired fund fees and expenses is (0.38)% for the year ended August 31, 2020. See Note 3(e).
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments, August 31, 2020
Franklin Templeton SMACS: Series H
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a a
Shares
a
Value
a
Management Investment Companies 34.8%
Capital Markets 34.8%
a
Franklin Liberty Intermediate Municipal Opportunities ETF ..................... 40,000 $ 1,022,800
Total Management Investment Companies (Cost $1,017,100) .....................
1,022,800
Principal
Amount
a a a a
Municipal Bonds 63.3%
California 5.0%
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... $ 125,000 147,597
Colorado 18.7%
Colorado Health Facilities Authority , Christian Living Neighborhoods Obligated Group ,
Revenue , 2019 , Refunding , 4% , 1/01/38 ................................. 100,000 96,119
Denver Health & Hospital Authority , Revenue , 2019 A , Refunding , 4% , 12/01/37 ....
100,000 107,616
Hunters Overlook Metropolitan District No. 5 , GO , 2019 A , 5% , 12/01/39 ..........
150,000 154,822
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
200,000 191,478
550,035
Indiana 3.9%
Indiana Finance Authority , Marian University, Inc. , Revenue , 2019 A , 5% , 9/15/39 ...
100,000 113,450
Louisiana 11.9%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 200,000 214,902
b
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 135,269
350,171
Maryland 3.2%
b
City of Baltimore , Harbor Point Special Taxing District , Tax Allocation, Senior Lien ,
144A, 2019 A , Refunding , 3.5% , 6/01/39 ................................ 100,000 92,944
Pennsylvania 3.6%
b
Allentown Neighborhood Improvement Zone Development Authority , Revenue , 144A,
2017 , Refunding , 5% , 5/01/32 ........................................ 100,000 106,456
Texas 3.9%
b
New Hope Cultural Education Facilities Finance Corp. , Cityscape Schools, Inc. ,
Revenue , 144A, 2019 A , 5% , 8/15/39 ................................... 110,000 115,935
Washington 3.4%
b
Washington State Housing Finance Commission , Presbyterian Retirement
Communities Northwest Obligated Group , Revenue , 144A, 2019A , 5% , 1/01/49 ... 100,000 100,917
Wisconsin 4.3%
b
Public Finance Authority , Friends Homes Obligated Group , Revenue , 144A, 2019 ,
Refunding , 5% , 9/01/49 ............................................. 125,000 127,175

Franklin Strategic Series
Statement of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 5.4%
District of Columbia 5.4%
District of Columbia , International School Obligated Group , Revenue , 2019 ,
5% , 7/01/49 ...................................................... $ 140,000 $ 158,472
Total Municipal Bonds (Cost $1,905,867) .......................................
1,863,152
Total Long Term Investments (Cost $2,922,967) .................................
2,885,952
a
a a a a
a
Total Investments (Cost $2,922,967) 98.1% .....................................
$2,885,952
Other Assets, less Liabilities 1.9% .............................................
55,201
Net Assets 100.0% ...........................................................
$2,941,153
See Abbreviations on page 54 .
a
See Note 3(d) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At August 31, 2020, the aggregate value of these securities was $678,696, representing 23.1% of net assets.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series I
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
0
a
Year Ended
August 31,
2020
Year Ended
August 31,
2019
a
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $10.12 $10.00
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.64 0.19
Net realized and unrealized gains (losses) ................................................ (1.10) 0.04
Total from investment operations ......................................................... (0.46) 0.23
Less distributions from:
Net investment income ............................................................... (0.71) (0.11)
Net asset value, end of year ............................................................ $8.95 $10.12
Total return
d
........................................................................ (4.51)% 2.25%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 3.55% 5.96%
Expenses net of waiver and payments by affiliates ............................................ —
f
—
Net investment income ................................................................ 6.98% 7.61%
Supplemental data
Net assets, end of year (000’s) .......................................................... $3,506 $3,774
Portfolio turnover rate ................................................................. 43.24% —
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments, August 31, 2020
Franklin Templeton SMACS: Series I
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 85.8%
Automobiles 6.7%
Ford Motor Co. , Senior Note , 9% , 4/22/25 .................................
$ 100,000 $ 117,155
General Motors Co. , Senior Note , 6.125% , 10/01/25 .........................
100,000 117,481
234,636
Communications Equipment 1.5%
a
CommScope Technologies LLC , Senior Note , 144A , 6% , 6/15/25 ................ 51,000 52,355
Containers & Packaging 3.1%
a
Mauser Packaging Solutions Holding Co. , Senior Note , 144A , 7.25% , 4/15/25 ...... 110,000 107,081
Energy Equipment & Services 4.1%
a
Weatherford International Ltd. , 8.75% , 9/01/24 ............................. 150,000 144,375
Entertainment 2.5%
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 ................................
75,000 86,935
Equity Real Estate Investment Trusts (REITs) 1.6%
a
Iron Mountain, Inc. , Senior Note , 144A , 4.875% , 9/15/27 ...................... 55,000 57,222
Food Products 3.4%
a
Post Holdings, Inc. , Senior Bond , 144A , 5.625% , 1/15/28 ..................... 110,000 117,802
Health Care Providers & Services 23.9%
CHS/Community Health Systems, Inc. ,
Senior Note, 144A, 6.875%, 4/01/28 .................................... 425,000 193,109
Senior Secured Note, 144A, 8%, 3/15/26 ................................ 150,000 155,588
Senior Secured Note, 144A, 8%, 12/15/27 ............................... 174,000 178,024
Tenet Healthcare Corp. , Senior Note , 7% , 8/01/25 ...........................
300,000 310,531
837,252
Hotels, Restaurants & Leisure 6.5%
a
Golden Nugget, Inc. , Senior Note , 144A , 6.75% , 10/15/24 ..................... 55,000 47,094
a
Vail Resorts, Inc. , Senior Note , 144A , 6.25% , 5/15/25 ........................ 100,000 107,250
a
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond , 144A , 5.5% ,
3/01/25 ......................................................... 75,000 74,390
228,734
Household Durables 3.1%
a
Shea Homes LP / Shea Homes Funding Corp. , Senior Bond , 144A , 6.125% , 4/01/25 . 106,000 109,699
Media 6.5%
DISH DBS Corp. , Senior Note , 5.875% , 7/15/22 ............................
110,000 116,215
a
Univision Communications, Inc. , Senior Secured Note , 144A , 5.125% , 2/15/25 ..... 110,000 110,962
227,177
Metals & Mining 4.6%
a
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A , 9.875% , 10/17/25 ............. 100,000 110,433
Freeport-McMoRan, Inc. , Senior Note , 3.875% , 3/15/23 .......................
50,000 51,869
162,302
Oil, Gas & Consumable Fuels 4.3%
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 7.75%, 4/15/23 ......................................... 110,000 102,701
a
Senior Note, 144A, 11%, 4/15/25 ...................................... 50,000 47,624
150,325

Franklin Strategic Series
Statement of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 8.6%
a
Bausch Health Cos., Inc. , Senior Bond , 144A , 6.125% , 4/15/25 ................. $ 180,000 $ 185,355
a
Par Pharmaceutical, Inc. , Senior Secured Note , 144A , 7.5% , 4/01/27 ............. 110,000 117,569
302,924
Trading Companies & Distributors 3.8%
United Rentals North America, Inc. , Senior Bond , 4.875% , 1/15/28 ..............
75,000 79,835
a
WESCO Distribution, Inc. , Senior Note , 144A , 7.125% , 6/15/25 ................. 50,000 55,013
134,848
Wireless Telecommunication Services 1.6%
Sprint Communications, Inc. , Senior Note , 6% , 11/15/22 ......................
50,000 54,312
Total Corporate Bonds (Cost $2,937,098) .......................................
3,007,979
Mortgage-Backed Securities 7.9%
Government National Mortgage Association (GNMA) Fixed Rate 7.9%
GNMA II, Single-family, 30 Year, 3%, 7/20/50 ............................... 130,826 138,136
GNMA II, Single-family, 30 Year, 3.5%, 1/20/50 ............................. 131,596 138,448
276,584
Total Mortgage-Backed Securities (Cost $275,401) ..............................
276,584
Total Long Term Investments (Cost $3,212,499) .................................
3,284,563
a
a a a a
Short Term Investments 4.5%
Shares
a
Money Market Funds 4.5%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 159,307 159,307
Total Money Market Funds (Cost $159,307) .....................................
159,307
Total Short Term Investments (Cost $159,307 ) ..................................
159,307
a
Total Investments (Cost $3,371,806) 98.2% .....................................
$3,443,870
Other Assets, less Liabilities 1.8% .............................................
62,603
Net Assets 100.0% ...........................................................
$3,506,473
See Abbreviations on page 54 .
a
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At August 31, 2020, the aggregate value of these securities was $1,970,945, representing 56.2% of net assets.
b
See Note 3(d) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
August 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $2,951,620 $3,453,664 $1,905,867 $3,212,499
Cost - Non-controlled affiliates (Note 3d) ..... — 165,509 1,017,100 159,307
Value - Unaffiliated issuers ............... $2,960,722 $3,687,877 $1,863,152 $3,284,563
Value - Non-controlled affiliates (Note 3d) .... — 165,509 1,022,800 159,307
Cash ................................. 143 — 39,204 —
Receivables:
Dividends and interest .................. 45,895 14,633 23,862 64,244
Affiliates ............................. 53,815 49,234 53,099 56,747
Other assets ........................... 3,668 2,618 2,410 2,488
Total assets ....................... 3,064,243 3,919,871 3,004,527 3,567,349
Liabilities:
Payables:
Investment securities purchased ........... — 23,316 — —
Transfer agent fees ..................... 40 76 81 43
Professional fees ...................... 63,199 45,552 50,098 58,427
Distributions to shareholders .............. 9,229 — 8,232 —
Accrued expenses and other liabilities ........ 6,262 3,724 4,963 2,406
Total liabilities ...................... 78,730 72,668 63,374 60,876
Net assets, at value .............. $2,985,513 $3,847,203 $2,941,153 $3,506,473
Net assets consist of:
Paid-in capital .......................... $3,000,000 $3,847,110 $3,000,000 $3,934,196
Total distributable earnings (losses) .......... (14,487) 93 (58,847) (427,723)
Net assets, at value .............. $2,985,513 $3,847,203 $2,941,153 $3,506,473
Shares outstanding ...................... 303,978 379,113 301,587 391,817
Net asset value per share ................. $9.82 $10.15 $9.75 $8.95

Franklin Strategic Series
Financial Statements
Statements of Operations
for the year ended August 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Investment income:
Dividends: (net of foreign taxes of $–, $2,115, $–
and $–)
Unaffiliated issuers ..................... $— $126,172 $— $—
Non-controlled affiliates (Note 3d) .......... — 2,304 22,239 1,194
Interest:
Unaffiliated issuers ..................... 103,540 4,202 66,229 243,364
Other income
a
.......................... — 662 2,574 499
Total investment income ................ 103,540 133,340 91,042 245,057
Expenses:
Transfer agent fees (Note 3 c ) ............... 621 831 650 737
Custodian fees (Note 4 ) ................... 6 188 9 178
Reports to shareholders ................... 6,332 5,372 5,060 5,233
Registration and filing fees ................. 22,736 22,714 22,674 22,863
Professional fees ........................ 78,583 64,052 65,274 77,028
Amortization of offering costs ............... 15,253 12,964 14,914 15,886
Other ................................. 5,880 2,848 6,219 2,448
Total expenses ...................... 129,411 108,969 114,800 124,373
Expense reductions (Note 4 ) ............ (17) (11) (17) (4)
Expenses waived/paid by affiliates (Note 3 d
and 3 e ) ........................... (129,394) (108,958) (114,783) (124,369)
Net expenses ...................... — — — —
Net investment income ............. 103,540 133,340 91,042 245,057
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 5,974 (152,612) (21,887) (501,515)
Written options ........................ — 1,049 — —
Foreign currency transactions ............. — 2,478 — —
Net realized gain (loss) ............... 5,974 (149,085) (21,887) (501,515)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (109,686) 82,259 (67,502) 88,770
Non-controlled affiliates (Note 3d) ........ — — (10,600) —
Translation of other assets and liabilities
denominated in foreign currencies .......... — (16) — —
Written options ........................ — (66) — —
Net change in unrealized appreciation
(depreciation) ...................... (109,686) 82,177 (78,102) 88,770
Net realized and unrealized gain (loss) ......... (103,712) (66,908) (99,989) (412,745)
Net increase (decrease) in net assets resulting from
operations ............................... $(172) $66,432 $(8,947) $(167,688)
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3
e
).

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
Franklin Templeton SMACS: Series CH Franklin Templeton SMACS: Series E
Year Ended
August 31, 2020
Year Ended
August 31, 2019
a
Year Ended
August 31, 2020
Year Ended
August 31, 2019
a
Increase (decrease) in net assets:
Operations:
Net investment income ............ $103,540 $22,576 $133,340 $35,568
Net realized gain (loss) ............ 5,974 8,374 (149,085) 27,682
Net change in unrealized appreciation
(depreciation) ................. (109,686) 118,788 82,177 152,020
Net increase (decrease) in net
assets resulting from operations . (172) 149,738 66,432 215,270
Distribution s to shareholders ........ (141,823) (22,230) (266,656) (14,953)
Capital share transactions (Note 2) ... (900,000) 3,900,000 88,257 3,758,853
Net increase (decrease) in net
assets ..................... (1,041,995) 4,027,508 (111,967) 3,959,170
Net assets:
Beginning of year .................. 4,027,508 — 3,959,170 —
End of year ...................... $2,985,513 $4,027,508 $3,847,203 $3,959,170
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
Franklin Templeton SMACS: Series H Franklin Templeton SMACS: Series I
Year Ended
August 31, 2020
Year Ended
August 31, 2019
a
Year Ended
August 31, 2020
Year Ended
August 31, 2019
a
Increase (decrease) in net assets:
Operations:
Net investment income ............ $91,042 $20,082 $245,057 $64,197
Net realized gain (loss) ............ (21,887) — (501,515) —
Net change in unrealized appreciation
(depreciation) ................. (78,102) 41,087 88,770 (16,706)
Net increase (decrease) in net
assets resulting from operations . (8,947) 61,169 (167,688) 47,491
Distributions to shareholders ........ (92,173) (18,896) (268,376) (39,150)
C apital share transactions (Note 2) ... — 3,000,000 168,706 3,765,490
Net increase (decrease) in net
assets ..................... (101,120) 3,042,273 (267,358) 3,773,831
Net assets:
Beginning of year .................. 3,042,273 — 3,773,831 —
End of year ...................... $2,941,153 $3,042,273 $3,506,473 $3,773,831
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.

Franklin Strategic Series

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of eleven
separate funds, four of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP).
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Occasionally,
events occur between the time at which trading in a foreign
security is completed and 4 p.m. Eastern time that might
call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may
arise between the value of the Funds' portfolio securities
as determined at the foreign market close and the latest
indications of value at 4 p.m. Eastern time. In order to
minimize the potential for these differences, an independent

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
pricing service may be used to adjust the value of the Funds'
securities to the latest indications of fair value at 4 p.m
Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 10 regarding other derivative information.
c. Index-Linked Notes
Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities
issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked
notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate
the economic effects that would apply had the Fund directly
purchased the underlying referenced asset or basket of
assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the
credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments
held by the Funds.
d. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2020, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders for Franklin
Templeton SMACS: Series CH and Franklin Templeton
SMACS: Series H, and recorded on ex-dividend date
for Franklin Templeton SMACS: Series E and Franklin
Templeton SMACS: Series I. Distributions from realized
capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
g. Offering Costs
Offering costs are amortized on a straight line basis over the first twelve months of operations.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At August 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’
shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services.
Franklin Templeton SMACS:
Series CH
Franklin Templeton SMACS:
Series E
Shares Amount Shares Amount
Class A
Year ended August 31, 2020
Shares issued in reinvestment of distributions .......... — $— 8,650 $8,257
Shares redeemed ............................... (88,495) (900,000) — —
Net increase (decrease) (88,495) $(900,000) 8,650 $88,257
Year ended August 31, 2019
a
Shares sold ................................... 500,000 $5,000,000 370,000 $3,754,000
Shares issued in reinvestment of distributions .......... — — 463 4,853
Shares redeemed ............................... (107,527) (1,100,000) — —
Net increase (decrease) 392,473 $3,900,000 370,463 $3,758,853
Franklin Templeton SMACS:
Series H
Franklin Templeton SMACS:
Series I
Shares Amount Shares Amount
Class A
Year ended August 31, 2020
Shares sold ................................... — $— 9,063 $77,130
Shares issued in reinvestment of distributions .......... — — 9,998 91,576
Net increase (decrease) — $— 19,061 $168,706
Year ended August 31, 2019
a
Shares sold ................................... 500,000 $5,000,000 371,500 $3,752,665
Shares issued in reinvestment of distributions .......... — — 1,256 12,825
Shares redeemed ............................... (198,413) (2,000,000) — —
Net increase (decrease) 301,587 $3,000,000 372,756 $3,765,490
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The Funds do not pay a fee for these services.
c. Transfer Agent Fees
The Funds pay transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Funds reimburse Investor
Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the year ended August 31, 2020, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Transfer agent fees ........................ $608 $765 $585 $702
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the
Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the year ended August 31, 2020, investments in affiliated management investment companies were as follows:
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses of the
Funds do not exceed 0.00%, based on the average net assets until December 31, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the year ended August 31, 2020, are reflected as other income in the Statements of Operations.
a
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a a a a a a a a a
Franklin Templeton SMACS Series E
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $324,104 $1,666,928 $(1,825,523) $ — $ — $ 165,509 165,509 $ 2,304
Total Affiliated Securities .... $324,104 $1,666,928 $(1,825,523) $— $— $165,509 $2,304
Franklin Templeton SMACS Series H
Non-Controlled Affiliates
Dividends
Franklin Liberty Intermediate
Municipal Opportunities ETF ... $1,033,400 $— $— $ — $ (10,600) $ 1,022,800 40,000 $ 22,239
Total Affiliated Securities .... $1,033,400 $— $— $— $(10,600) $1,022,800 $22,239
Franklin Templeton SMACS Series I
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $281,746 $1,102,293 $(1,224,732) $ — $ — $ 159,307 159,307 $ 1,194
Total Affiliated Securities .... $281,746 $1,102,293 $(1,224,732) $— $— $159,307 $1,194
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Other Affiliated Transactions
At August 31, 2020, Franklin Advisers, Inc. and Franklin Resources, Inc. owned a percentage of the Funds’ outstanding shares as follows:
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the year ended August 31, 2020, were as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended August 31, 2020, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2020, the capital loss carryforwards were as follows:
Shares
Percentage of
Outstanding Shares
\
a
Franklin Templeton SMACS: Series CH
Franklin Resources, Inc. 303,978 100.0%
Franklin Templeton SMACS: Series E
Franklin Advisers, Inc. 129,113 34.1%
Franklin Resources, Inc. 250,000 65.9%
Franklin Templeton SMACS: Series H
Franklin Resources, Inc. 301,587 100.0%
Franklin Templeton SMACS: Series I
Franklin Advisers, Inc. 141,817 36.2%
Franklin Resources, Inc. 250,000 63.8%
a
Investment activities of significant shareholders could have a material impact on the Fund.
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Purchases .............................. $1,400,000 — $300,000 —
Sales .................................. $1,500,000 — $1,430,000 —
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ — $ 21,887 $ 516,283
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the years ended August 31, 2020, and 2019, was as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At August 31, 2020, Franklin Templeton SMACS: Series CH and Franklin Templeton SMACS:
Series E had deferred post-October capital losses of $23,901 and $251,034, respectively.
At August 31, 2020, the cost of investments, net unrealized appreciation (depreciation), undistributed tax exempt income and ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of perpetual bonds and bond discounts and premiums.
Franklin Templeton SMACS: Series
CH
Franklin Templeton SMACS: Series
E
2020 2019 2020 2019
Distributions paid from:
Ordinary income ........................ $38,248 $— $266,656 $14,953
Tax exempt income ...................... 103,575 22,230 — —
$141,823 $22,230 $266,656 $14,953
Franklin Templeton SMACS: Series
H Franklin Templeton SMACS: Series I
2020 2019 2020 2019
Distributions paid from:
Ordinary income ........................ $— $— $268,376 $39,150
Tax exempt income ...................... 92,173 18,896 — —
$92,173 $18,896 $268,376 $39,150
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
a a a a a
Cost of investments ....................... $2,951,420 $3,619,727 $2,922,942 $3,373,677
Unrealized appreciation ..................... $52,432 $374,606 $39,549 $159,730
Unrealized depreciation ..................... (43,130) (140,947) (76,539) (89,537)
Net unrealized appreciation (depreciation) ....... $9,302 $233,659 $(36,990) $70,193
Distributable earnings:
Undistributed ordinary income ................ $— $20,581 $2,574 $18,367
Undistributed tax exempt income .............. $9,342 $— $5,688 $—
Total distributable earnings .................. $9,342 $20,581 $8,262 $18,367
5. Income Taxes
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Investment Transactions
Purchases and sales of investments and ETFs (excluding short term securities) for the year ended August 31, 2020, were as follows:
7. Credit Risk
At August 31, 2020, the Franklin Templeton SMACS: Series CH, Franklin Templeton SMACS: Series H and Franklin Templeton
SMACS: Series I had 83.4%, 37.2% and 83.9%, respectively, of their portfolio invested in high yield, or other securities rated below investment grade and unrated securities as determined by Nationally Recognized Statistical Credit Ratings Organization
and/or internally, by investment management. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Concentration of Risk
Franklin Templeton SMACS: Series CH invests a large percentage of their total assets in obligations of issuers within
California. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
10. Other Derivative Information
For the year ended August 31, 2020, the effect of derivative contracts in the Statements of Operations was as follows:
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Purchases .............................. $1,560,130 $2,268,186 $945,692 $1,645,775
Sales .................................. $2,440,348 $2,125,987 $137,593 $1,435,669
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Franklin Templeton SMACS: Series E
Equity Contracts ...........
Written options $1,049 Written options $(66)
Total .................... $1,049 $(66)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended August 31, 2020, the average month end notional amount of options contracts was 238.
See Note 1(b) regarding derivative financial instruments.
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. The Funds began participating in the Global Credit Facility on February 7, 2020.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit
Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended August 31, 2020, the Funds did not use the Global Credit Facility.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
10. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2020, in valuing the Fund's assets carried at fair value, is as follows:
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
14. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 2,960,722 $ — $ 2,960,722
Total Investments in Securities ........... $— $2,960,722 $— $2,960,722
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
a
Common Stocks ........................ 2,915,383 — — 2,915,383
Equity-Linked Securities ................... — 395,319 — 395,319
Convertible Preferred Stocks ............... 195,755 — — 195,755
Preferred Stocks ........................ 141,400 — — 141,400
Index-Linked Notes ...................... — 40,020 — 40,020
Short Term Investments ................... 165,509 — — 165,509
Total Investments in Securities ........... $3,418,047 $435,339 $— $3,853,386
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
Management Investment Companies ......... 1,022,800 — — 1,022,800
Municipal Bonds ......................... — 1,863,152 — 1,863,152
Total Investments in Securities ........... $1,022,800 $1,863,152 $— $2,885,952
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — 3,007,979 — 3,007,979
Mortgage-Backed Securities ................ — 276,584 — 276,584
Short Term Investments ................... 159,307 — — 159,307
Total Investments in Securities ........... $159,307 $3,284,563 $— $3,443,870
a
For detailed categories, see the accompanying Statement of Investments.
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
GNMA Government National Mortgage Association
GO General Obligation

Franklin Strategic Series
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Strategic Series and Shareholders of Franklin Templeton SMACS: Series CH, Franklin
Templeton SMACS: Series E, Franklin Templeton SMACS: Series H and Franklin Templeton SMACS: Series I
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin
Templeton SMACS: Series CH, Franklin Templeton SMACS: Series E, Franklin Templeton SMACS: Series H and Franklin
Templeton SMACS: Series I (four of the funds constituting Franklin Strategic Series, hereafter collectively referred to as the
"Funds") as of August 31, 2020, the related statements of operations for the year ended August 31, 2020 and the statements of changes in net assets and the financial highlights for the year ended August 31, 2020 and for the period June 3, 2019
(commencement of operations) through August 31, 2019, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31,2020, the results of each of their operations for the year ended August 31, 2020, and the changes in their net assets and each of the financial highlights for the year ended August 31, 2020 and for the period June 3, 2019
(commencement of operations) through August 31, 2019 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
October 21, 2020
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Strategic Series
Tax Information (unaudited)

franklintempleton.com
Annual Report
Under Section 852(b)(5)(A) of the Internal Revenue Code, the Funds hereby report 100% of the distributions paid from net investment income as exempt-interest dividends for Franklin Templeton SMACS: Series CH and Franklin Templeton SMACS:
Series H for the fiscal year ended August 31, 2020. A portion of the Funds’ exempt-interest dividends may be subject to the federal alternative minimum tax. By mid-February 2021, shareholders will be notified of amounts for use in preparing their
2020 income tax returns.
Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 2020:
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal
Revenue Code for the fiscal year ended August 31, 2020:
Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)
(A) of the Internal Revenue Code for the fiscal year ended August 31, 2020.
Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form
1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
Franklin
Templeton
SMACS:
Series E
26.34%
Franklin
Templeton
SMACS:
Series E
$117,847
Franklin
Templeton
SMACS:
Series E
$83,079

Franklin Strategic Series
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex are shown below. Generally, each board member serves a three-year term that continues until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1991 126 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation (2018–
present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal
Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Strategic Series

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent
Trustee since 2019
126 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA. (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Strategic Series

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Chairman of the
Board since
2013 and Trustee
since 1991
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Interim Chief
Compliance
Officer
Since January 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Sonal Desai, Ph.D. (1963) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Gaston Gardey (1967) Treasurer, Chief
Financial
Officer and Chief
Accounting
Officer
Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 24 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-
Secretary
Vice President
since 2009 and
Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Franklin Strategic Series

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).
Robert C. Rosselot (1960) Chief
Compliance
Officer
Since 2013 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Senior Vice President, Franklin Templeton Companies, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice
President, Templeton Group of Funds (2004-2013).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President
since 2011
and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Strategic Series

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Strategic Series
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s

Franklin Strategic Series
Shareholder Information

franklintempleton.com
Annual Report
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive each Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

FSS3 A 10/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Strategic Series
Investment Manager Distributor Shareholder Services
Franklin Advisors, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(
(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $155,467 for the fiscal year ended August 31, 2020 and $139,718 for the fiscal year ended August 31, 2019.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended August 31, 2020 and $20,000 for the fiscal year ended August 31, 2019.  The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions and professional fees in connection with an Indonesia withholding tax refund claim.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $175,744 for the fiscal year ended August 31, 2020 and $22,200 for the fiscal year ended August 31, 2019. The services for which these fees were paid included the issuance of an Auditors’ Certificate for South Korean regulatory shareholders disclosures, benchmarking services in connection with the ICI TA survey professional fees in connection with determining the feasibility of a U.S. direct lending structure, and valuation services related to a fair value engagement.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $175,744 for the fiscal year ended August 31, 2020 and $42,200 for the fiscal year ended August 31, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments.                N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.         N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
  Changes in Internal Controls. During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                      N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By _S\MATTHEW T. HINKLE______
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date October 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _S\MATTHEW T. HINKLE ____
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date October 27, 2020

By __S\GASTON GARDEY_________
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date October 27, 2020